Cover	Apr. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2022
Entity File Number	000-55697
Entity Registrant Name	Life Clips, Inc.
Entity Central Index Key	0001604930
Entity Tax Identification Number	46-2378100
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2875 Northeast 191 Street
Entity Address, Address Line Two	Suite 500 - #218
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(800)
Local Phone Number	292-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false